Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

May 31, 2021

GOL-QTLY-0721
1.802173.117

Consolidated Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 6.7%
Metals & Mining - 6.7%
Gold - 6.7%
Evolution Mining Ltd.	14,000,000	$56,984,928
Newcrest Mining Ltd.	500,000	10,838,854
Northern Star Resources Ltd.	8,500,000	74,962,316
		142,786,098
Canada - 70.4%
Metals & Mining - 70.4%
Diversified Metals & Mining - 3.3%
BeMetals Corp. (a)	2,000,000	703,613
Major Drilling Group International, Inc. (a)	1,141,300	9,985,962
New Pacific Holdings Corp. (a)(b)	5,000,000	28,558,421
Triple Flag Precious Metals Corp. (a)	1,000,000	12,780,000
Western Copper & Gold Corp. (a)(c)	7,500,000	19,494,226
		71,522,222
Gold - 65.2%
Agnico Eagle Mines Ltd. (Canada) (b)	1,650,000	118,800,546
Alamos Gold, Inc.	2,500,000	22,826,042
Artemis Gold, Inc. (a)	2,000,000	10,744,588
Ascot Resources Ltd. (a)	10,000,000	10,926,700
B2Gold Corp.	8,000,000	40,925,458
Barrick Gold Corp. (Canada)	10,000,000	240,966,847
Bonterra Resources, Inc. (c)	5,200,000	5,847,606
Franco-Nevada Corp.	1,200,000	179,505,815
Gold Standard Ventures Corp. (a)(b)(c)	25,000,000	15,106,991
i-80 Gold Corp. (a)(b)(c)	10,000,000	21,273,954
i-80 Gold Corp. warrants 9/30/22 (a)	625,000	73
Kinross Gold Corp.	8,500,000	68,883,738
Kirkland Lake Gold Ltd.	2,000,000	86,685,154
Lundin Gold, Inc. (a)	3,500,000	34,679,856
Maple Gold Mines Ltd. (a)(b)(c)	20,000,000	7,036,133
Novagold Resources, Inc. (a)	5,000,000	51,239,601
OceanaGold Corp. (a)	10,000,000	21,191,176
Orla Mining Ltd. (a)(c)	12,000,000	59,103,514
Osisko Gold Royalties Ltd.	2,000,000	28,541,865
Osisko Mining, Inc. (a)	4,000,000	11,456,479
Pretium Resources, Inc. (a)	2,000,000	22,780,514
Pure Gold Mining, Inc. (a)	10,921,100	14,464,434
Seabridge Gold, Inc. (a)	1,399,339	26,804,109
Skeena Resources Ltd. (a)	8,000,000	25,826,746
SSR Mining, Inc.	1,000,000	18,534,001
Torex Gold Resources, Inc. (a)	1,000,000	14,593,767
Victoria Gold Corp. (a)	2,000,000	28,045,197
Wesdome Gold Mines, Inc. (a)	3,500,000	32,275,154
Wheaton Precious Metals Corp.	3,000,000	143,909,606
Yamana Gold, Inc.	6,000,000	31,439,096
		1,394,414,760
Precious Metals & Minerals - 0.9%
SilverCrest Metals, Inc. (a)	2,000,000	19,783,949
Silver - 1.0%
Pan American Silver Corp.	600,000	20,184,000
TOTAL METALS & MINING		1,505,904,931
China - 3.2%
Metals & Mining - 3.2%
Gold - 3.2%
Zijin Mining Group Co. Ltd. (H Shares)	45,000,000	69,695,525
United Kingdom - 0.5%
Metals & Mining - 0.5%
Gold - 0.5%
Solgold PLC (a)	20,000,000	9,848,901
United States of America - 18.1%
Metals & Mining - 18.1%
Gold - 17.2%
Newmont Corp.	4,500,000	330,660,001
Royal Gold, Inc.	300,000	37,131,000
		367,791,001
Silver - 0.9%
Gatos Silver, Inc.	1,146,816	19,541,745
TOTAL METALS & MINING		387,332,746
TOTAL COMMON STOCKS
(Cost $1,184,908,080)		2,115,568,201

Commodities - 0.6%
Gold Bullion
(Cost $6,051,546)	6,980	13,293,759

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.03% (d)	11,965,822	11,968,215
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	22,779,501	22,781,779
TOTAL MONEY MARKET FUNDS
(Cost $34,749,994)		34,749,994
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,225,709,620)		2,163,611,954
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(23,433,410)
NET ASSETS - 100%		$2,140,178,544

Security Type Abbreviations

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,113
Fidelity Securities Lending Cash Central Fund	51,329
Total	$52,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$12,094,884	$--	$--	$--	$--	$1,220,307	$13,315,191

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2021, the Fund held an investment of $13,315,191 in the Subsidiary, representing 0.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Battle North Gold Corp.	$11,931,045	$--	$18,949,829	$--	$5,997,126	$1,021,658	$--
Bonterra Resources, Inc.	--	4,388,010	--	--	--	1,459,596	5,847,606
Gold Standard Ventures Corp.	14,928,498	1,424,335	376,999	--	(68,120)	(800,723)	15,106,991
i-80 Gold Corp.	--	15,180,925	--	--	--	942,610	21,273,954
Maple Gold Mines Ltd.	4,243,281	--	--	--	--	2,792,852	7,036,133
Orla Mining Ltd.	41,395,568	--	--	--	--	17,707,946	59,103,514
Premier Gold Mines Ltd.	27,251,297	--	4,523,160	8,060,976	412,961	(11,170,783)	--
Western Copper & Gold Corp.	11,659,180	648,417	308,568	--	92,622	7,402,575	19,494,226
Total	$111,408,869	$21,641,687	$24,158,556	$8,060,976	$6,434,589	$19,355,731	$127,862,424

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.